Prepayments and Other Current Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Prepayments and other current assets, net

6.      Prepayments and other current assets, net

Prepayments and other current assets, net consisted of the following:

	As of,
	September 30, 2025	December 31, 2024
	(Unaudited)
Advance to suppliers	$1,288,089	$869,049
Tax advance payment	220,693	329,629
Staff advances	1,021	640
Others	6,214	14,500
	$1,516,017	$1,213,818

As of September 30, 2025 and December 31, 2024, no allowance for credit losses was recognized by the Group.

6.      Prepayments and other current assets, net

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2023
Advance to suppliers	$869,049	$412,218
Advance payment of income tax	329,629	—
Staff advances	640	1,500
Others	14,500	—
Less: allowance for expected credit losses	—	(1,500)
	$1,213,818	$412,218